SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of risks (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Concentrations of risks
Cash held in major financial institutions	$ 235,512		$ 187,061
Revenue | Customer Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage		32.90%
Revenue | Customer Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage	22.60%
Revenue | Customer Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage		13.60%
Revenue | Customer Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage		10.20%
Accounts receivable | Credit Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	26.00%		33.20%
Accounts receivable | Credit Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage			11.20%
Accounts receivable | Credit Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage			10.30%
Accounts receivable | Credit Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage	12.00%		12.70%
Purchase | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage		22.00%
Purchase | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage	21.60%	31.70%
Purchase | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage		10.50%
Purchase | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage		18.30%
Purchase | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage	21.90%
Purchase | Supplier Concentration Risk | Supplier F
Concentrations of risks
Concentration risk percentage	23.80%
Accounts payable | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	28.60%		40.00%
Accounts payable | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage	20.20%
Accounts payable | Supplier Concentration Risk | Supplier G
Concentrations of risks
Concentration risk percentage			25.40%
Accounts payable | Supplier Concentration Risk | Supplier H
Concentrations of risks
Concentration risk percentage	10.10%